PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Information Relating to Individual Plans in Funded Status Table that have PBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets
PBO	$ 3,421	$ 3,688
Fair value of plan assets	$ 2,387	$ 2,611